CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 684	$ 745
Cash equivalents	454	505
Restricted cash	141	156
Total cash and cash equivalents	$ 1,279	$ 1,406	$ 867	$ 827